Employee benefits - Discount rate and assumed health care cost trend rates (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Plans | Minimum
Weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:
Discount rate for benefit obligation	3.22%	4.20%	3.54%
Discount rate for interest cost	2.81%	3.87%	3.16%
Expected return on plan asset	5.00%	5.30%	5.50%
Weighted average assumptions used to determine benefit obligation at December 31:
Discount rate for benefit obligation	2.41%	3.22%
Pension Plans | Maximum
Weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:
Discount rate for benefit obligation	3.27%	4.23%	3.56%
Discount rate for interest cost	2.83%	3.90%	3.20%
Expected return on plan asset	5.80%	6.00%	6.00%
Weighted average assumptions used to determine benefit obligation at December 31:
Discount rate for benefit obligation	2.48%	3.27%
OPEB Plan
Weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:
Discount rate for benefit obligation	3.38%	4.30%	3.62%
Discount rate for service cost	3.72%	4.49%	3.74%
Discount rate for interest cost	2.98%	3.99%	3.32%
Initial health care cost trend rates	5.00%	5.00%	5.50%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2020	2019	2019
Weighted average assumptions used to determine benefit obligation at December 31:
Discount rate for benefit obligation	2.65%	3.38%
Initial health care cost trend rates	5.00%	5.00%
Ultimate health care cost trend rate	4.50%	5.00%
Year that the ultimate trend rate is reached	2023	2019